Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate		6.3726
Impairment charge		¥ 0		¥ 0	¥ 0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year		854,342,000		438,839,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations		1,018,100,000
Advertising expenses		1,393,300,000		1,122,100,000	323,600,000
Share-based compensation due to the completion of the IPO	¥ 18,400,000
Employee benefit expenses		222,690,000		68,002,000	86,316,000
Impairment of finite lived intangible assets acquired from business combination		¥ 56,778,000	$ 8,911	¥ 0	¥ 0
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund reached capital rate		50.00%
China Company Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
Statutory reserve appropriation		10.00%	10.00%
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate		50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation		10.00%	10.00%